Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 1,200,000	$ 0	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	0	0	0
Total debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 10,500,000	$ 10,000,000.0	$ (6,700,000)